1. NATURE OF OPERATIONS AND GOING CONCERN: Schedule of Loss, Deficit and Working Capital (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Deficit	$ (28,507,985)	$ (27,334,019)	$ (25,228,411)
Working capital	$ (714,044)	$ (465,454)	$ 439,228